RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES [Text Block]

26. RELATED PARTIES

(a) Subsidiaries

	Ownership interest
	as at December 31,
	2020	2019
Gibraltar Mines Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Curis Resources Ltd.	—	100%
Florence Holdings Inc.	100%	—
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%
Taseko Holdings Ltd.	100%	100%
1280860 BC Ltd.	100%	—
672520 BC Ltd.	100%	100%

(b) Key management personnel compensation

Key management personnel include the members of the Board of Directors and executive officers of the Company.

The Company contributes to a post-employment defined contribution pension plan on behalf of certain key management personnel.  This retirement compensation arrangement ("RCA" Trust) was established to provide benefits to certain executive officers on or after retirement in recognition of their long service.  Upon retirement, the participant is entitled to the distribution of the accumulated value of the contributions under the RCA Trust.  Obligations for contributions to the defined contribution pension plan are recognized as compensation expense in profit or loss in the periods during which services are rendered by the executive officers.

Certain executive officers are entitled to termination and change in control benefits.  In the event of termination without cause, other than a change in control, these executive officers are entitled to an amount ranging from

9-month to 12-months' salary.  In the event of a change in control, if a termination without cause or a resignation occurs within 12 months following the change of control, these executive officers are entitled to receive, among other things, an amount ranging from 24-month to 32-months' salary and accrued bonus, and all stock options held by these individuals will fully vest.

Executive officers and directors also participate in the Company's share option program (Note 22).

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2020	2019
Salaries and benefits	6,527	6,757
Post-employment benefits	1,827	1,639
Share-based compensation expense	4,963	2,710
	13,317	11,106

(c) Related party transactions

Effective from January 1, 2019 Hunter Dickinson Services Inc. ("HDSI"), a related party as three directors of the Company are also principals of HDSI, no longer provides services to the Company, and the Company had no transactions with HDSI, except for a reimbursement of warehouse rental costs. These costs amount to $45 (2019: $39) for the twelve month period ended December 31, 2020.

Under the terms of the joint venture operating agreement, the Gibraltar joint venture pays the Company a management fee for services rendered by the Company as operator of Gibraltar. Net management fee income in 2020 was $1,291 (2019: $1,186). In addition, the Company pays certain expenses on behalf of the Gibraltar joint venture and invoices the joint venture for these expenses. In 2020, net reimbursable compensation expenses and third party costs of $190 (2019: $95) were charged to the joint venture.